                 Salomon Brothers
                 Opportunity Fund Inc



                 Semi-Annual Report

                 FEBRUARY 28, 1999








---------------------------------------------------------
                        Salomon Brothers Asset Management
                        -------------------------------------------------------

                                 Salomon Brothers
                                 Opportunity Fund Inc


                                                                  April 15, 1999


Dear Shareholder:

We are pleased to provide this semi-annual report for Salomon Brothers Opportunity Fund Inc ("Fund") for the period ended February 28, 1999. Included are a market commentary, performance results, a summary of major portfolio changes, and a statement of the Fund's investments and financial statements for the six months ended February 28, 1999.

During the six months ended February 28, 1999, the Fund's net asset value decreased from $47.36 per share to $46.51 per share. Dividends totaling $5.41 were paid during this period. This total represents $0.47 per share from net investment income and $4.94 per share from net realized gains. Assuming the reinvestment of these distributions in additional shares of the Fund, the net asset value return for the six months ended February 28, 1999, was 9.09%. During the same period, the Standard & Poors 500 Index ("S&P 500"), a standard measure of the U.S. stock market, returned 30.29%.

MARKET REVIEW

The last six months rewarded patience and intestinal fortitude. Global markets had experienced extreme volatility in August of 1998, primarily in response to events within Russia. A dramatic devaluation of the ruble and political instability alarmed investors around the world. The resulting global uncertainty ignited a "flight to quality" where investors abandoned equities and credit-sensitive fixed-income products for the safety of Treasuries. The U.S. stock market plummeted 13.94% in August during this general sell-off.

The Federal Reserve Board responded to this instability with successive rate cuts on September 29th, October 15th and November 17th. The result was a rebound in the U.S. stock market, which produced returns of 12.63% and 4.98% in October and November. Investment conditions in the U.S. proved to be exceptional as inflation remained subdued in the midst of strong domestic economic growth. Extensive merger and acquisition activity late in 1998 acted as another catalyst generating stock market performance.

Market gains were by no means evenly distributed however. A few stocks within a few sectors had driven the market higher; and those stocks were characterized by their large capitalizations and rapid growth. As the overall market experienced a deceleration of earnings growth, investors generally abandoned companies that were not capable of sustaining or accelerating their growth. As a result, investments were funneled into the handful of companies that continued to meet or exceed expectations. The share prices of these companies skyrocketed, driving some market indices, including the S&P 500, upward at a rapid pace.


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S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C


PORTFOLIO HIGHLIGHTS

Bank of New York, General Dynamics and Freddie Mac were among the companies driving the Fund's positive returns over this six-month period. The Fund's underperformance versus the benchmark was due in part to investments in Tecumseh Products-Class B, Monsanto and Orion Capital. The more important factor creating the discrepancy between the Fund and its benchmark involved stocks that were omitted from the portfolio. Technology stocks, which were a crucial component of S&P 500 performance, were underweighted in the Fund. Also, several large cap growth companies that are trading at very high valuations were not held by the Fund.

The Fund has steered clear of these investments because of their lofty valuations. At their current levels, Fund management believes that these stocks are vulnerable to a significant correction. Positions in Banking, Insurance, Finance and Transportation will permit the Fund to take a more reasonable approach to pursuing consistent long-term returns during the balance of 1999.

Thank you for continuing to pursue your long-term financial objectives with the Salomon Brothers Opportunity Fund Inc.

Cordially,

/s/ Irving Brilliant
Irving Brilliant
President and Portfolio Manager

                                      * * *

If you would like to open an IRA or have any questions about the Fund, please call 1-888-777-0102 (toll free).

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C


Results of an Investment in Salomon Brothers Opportunity Fund Inc

Set forth below are average annual total return figures for the periods indicated and a graph showing the value of a hypothetical $10,000 investment made in Salomon Brothers Opportunity Fund Inc on February 28, 1999. The average annual total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and share price of the Fund will fluctuate. Shares when redeemed may be worth more or less than original cost.

                           AVERAGE ANNUAL TOTAL RETURN

The average annual total return over the periods indicated below shows the average annual percentage change in value of an investment in the Fund from the beginning of the measuring period to the end of the measuring period. When considering "average" total-return for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

The Fund's average annual total return for the periods indicated was as follows:

     (7.00)% for the one-year period beginning March 1, 1998 and ended February 28, 1999; 15.39% for the five-year period beginning March 1, 1994 and ended February 28, 1999; 12.95% for the ten-year period beginning March 1, 1989 and ended February 28, 1999.


                  PERFORMANCE COMPARISON -- GROWTH OF $10,000
                                   (Unaudited)

                                     Salomon Brothers
               Standard & Poor's        Opportunity
DATE               500 Index              Fund Inc
----           -----------------     ----------------
2/89                $10,000               $10,000
8/89                 11,981                12,376
8/90                  9,508                11,758
8/89                 11,981                14,915
8/92                 13,226                16,095
8/93                 15,897                18,538
8/94                 16,915                19,550
8/95                 20,478                23,737
8/96                 22,806                28,181
8/97                 35,546                39,631
8/98                 30,969                42,848
2/99                 33,783                55,818

Past performance is not predictive of future performance

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S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C


Major Portfolio Changes (unaudited)
For the Six Months Ended February 28, 1999

ADDITIONS+
-----------------------------------------------
                                       Shares
                                      ---------
Airborne Freight..................     4,000
Amcast Industrial.................     6,700
Canadian Pacific..................     4,000
Foundation Health Systems,
  Class A Shares..................     4,300
Lafarge Corp......................    13,000(1)
Mississippi Chemical..............    10,000
Murphy Oil........................     4,000
National Processing...............     7,000
Philip Morris.....................     4,000(1)
Pogo Producing....................    18,000(1)


REDUCTIONS+
-----------------------------------------------
                                       Shares
                                      ---------
Allmerica Financial...............    10,800
American International Group......    16,875(2)
American General..................     5,300
Aon...............................    14,000(2)
Bank of New York..................    55,000
Champion International............     5,000(2)
Delphi Financial Group,
  Class A Shares..................     4,426
Dravo.............................    35,400(2)
FDX...............................     4,000(2)
Federal Home Loan Mortgage........    10,000
First Chicago NBD.................    14,020(2)
Forest City Enterprises,
  Class A Shares..................     6,000
General Dynamics..................     3,900
Intel.............................     6,500
Loews.............................    22,000
Mercantile Bancorporation.........     4,000
NationsBank.......................     5,481(2)
Seagate Technology................     5,000(2)
UNUM..............................     8,000


--------------
(1) New addition.
(2) Elimination.
  + Exclusive of changes resulting entirely from mergers, stock dividends, and stock splits.

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S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C


Schedule of Investments (unaudited)
February 28, 1999

     Shares                                Security                                               Value
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 80.4%
Banks -- 19.2%
    875,976    Bank of New York...................................................             $ 30,604,411
      3,000    Mellon Bank........................................................                  202,875
      4,250    Mercantile Bancorp.................................................                  193,906
    130,000    Popular............................................................                4,314,375
                                                                                               ------------
                                                                                                 35,315,567
                                                                                               ------------
Basic Industry -- 4.3%
     35,600    Amcast Industrial..................................................                  674,175
      3,500    Citation *.........................................................                   35,656
      6,000    Deltic Timber......................................................                  143,250
     55,000    Mississippi Chemical...............................................                  563,750
     10,000    MotivePower Industries *...........................................                  275,625
     18,000    NL Industries......................................................                  174,375
     15,000    National Processing *..............................................                   90,938
     11,077    Newmont Mining.....................................................                  191,078
     28,000    Rayonier...........................................................                1,146,250
      3,960    Smurfit -- Stone Container *.......................................                   71,528
     17,100    Solutia............................................................                  304,594
      2,500    Southern Peru Copper...............................................                   24,688
     82,500    TRC Cos. *.........................................................                  386,719
               Tecumseh Products:
     34,100      Class A Shares...................................................                1,679,425
     47,000      Class B Shares...................................................                2,126,750
                                                                                               ------------
                                                                                                  7,888,801
                                                                                               ------------
Biotechnology & Drugs -- 2.7%
     11,000    Angeion *..........................................................                    7,906
     15,300    Medeva-- ADR.......................................................                  103,275
     76,500    Monsanto...........................................................                3,485,531
     25,375    Pharmacia & Upjohn.................................................                1,382,937
                                                                                               ------------
                                                                                                  4,979,649
                                                                                               ------------
Construction -- 1.1%
     25,800    Ameron.............................................................                1,012,650
     13,000    Lafarge Corp.......................................................                  414,375
               Liberty Homes:
     29,050      Class A Shares...................................................                  265,081
     24,750      Class B Shares...................................................                  293,906
                                                                                               ------------
                                                                                                  1,986,012
                                                                                               ------------
Consumer Goods -- 5.6%
     35,500    Alexander & Baldwin................................................                  701,125
      2,000    Ames Department Stores *...........................................                   60,000
     20,000    BJ's Wholesale Club *..............................................                  871,250
      9,700    Cone Mills *.......................................................                   47,288
     10,900    Harcourt General...................................................                  499,356
     28,500    Homebase *.........................................................                  147,844
     14,800    IBP................................................................                  333,000
     20,737    News Corp.-- ADR...................................................                  544,346


                       See Notes to Financial Statements.

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S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C



Schedule of Investments (unaudited) (continued)
February 28, 1999

     Shares                                Security                                               Value
-------------------------------------------------------------------------------------------------------------------
Consumer Goods -- 5.6% (continued)
      4,000    Philip Morris......................................................             $    156,500
    100,000    Philips Electronics N.V.-- ADR.....................................                6,962,500
                                                                                               ------------
                                                                                                 10,323,209
                                                                                               ------------
Energy -- 6.9%
     32,000    Murphy Oil *.......................................................                1,094,000
     18,000    Pogo Producing.....................................................                  166,500
    260,000    Royal Dutch Petroleum, 5 Guilder...................................               11,407,500
                                                                                               ------------
                                                                                                 12,668,000
                                                                                               ------------
Finance -- 8.3%
     15,010    American General...................................................                1,099,483
     80,000    Federal Home Loan Mortgage.........................................                4,710,000
     60,300    Leucadia National *................................................                1,797,694
     88,000    Loews..............................................................                6,880,500
     48,000    Pioneer Group......................................................                  783,000
                                                                                               ------------
                                                                                                 15,270,677
                                                                                               ------------
Health Care -- 1.4%
     12,000    Foundation Health Systems, Class A Shares *........................                   96,000
      6,827    HEALTHSOUTH *......................................................                   79,364
     36,000    Humana *...........................................................                  630,000
     22,077    Wellpoint Health Networks *........................................                1,741,323
                                                                                               ------------
                                                                                                  2,546,687
                                                                                               ------------
Insurance - Life, Accident & Health -- 1.9%
      4,313    Delphi Financial Group, Class A Shares.............................                  206,754
      1,714    Delphi International Ltd...........................................                   14,569
     24,450    Fremont General....................................................                  482,887
      5,900    Kansas City Life Insurance.........................................                  488,225
     28,000    Provident Cos......................................................                  917,000
     30,400    UNUM...............................................................                1,360,400
                                                                                               ------------
                                                                                                  3,469,835
                                                                                               ------------
Insurance - Property & Casualty -- 18.0%
      5,040    Allmerica Financial................................................                  269,010
    105,300    CNA Financial *....................................................                3,573,619
    328,000    Chubb..............................................................               19,598,000
      5,000    Intercargo.........................................................                   56,875
     40,000    Merchants Group....................................................                  865,000
     45,000    Old Republic International.........................................                  846,563
    220,750    Orion Capital......................................................                7,298,547
      4,000    Reliance Group Holdings............................................                   41,250
    185,000    Trenwick Group.....................................................                  536,500
                                                                                               ------------
                                                                                                 33,085,364
                                                                                               ------------
Real Estate -- 2.2%
               Forest City Enterprises:
    121,700      Class A Shares...................................................                2,616,550
     66,100      Class B Shares, Convertible......................................                1,412,887
                                                                                               ------------
                                                                                                  4,029,437
                                                                                               ------------

                       See Notes to Financial Statements.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

February 28, 1999

     Shares                                Security                                                Value
-------------------------------------------------------------------------------------------------------------------
Technology -- 1.4%
     10,000    Inso *.............................................................             $     69,688
     17,500    Intel..............................................................                2,098,906
     15,000    National Semiconductor *...........................................                  157,500
     21,302    Silicon Graphics *.................................................                  339,501
                                                                                               ------------
                                                                                                  2,665,595
                                                                                               ------------
Transportation -- 7.4%
     78,200    AMR *..............................................................                4,390,650
     73,000    Airborne Freight...................................................                2,847,000
     32,000    Canadian Pacific...................................................                  594,000
     80,100    General Dynamics...................................................                4,841,044
      9,500    International Shipholding..........................................                  149,625
     18,000    Lockheed Martin....................................................                  678,375
     11,600    Overseas Shipholding Group.........................................                  141,375
                                                                                               ------------
                                                                                                 13,642,069
                                                                                               ------------
               TOTAL COMMON STOCK (Cost -- $39,149,234) ..........................              147,870,902
                                                                                               ------------

    Face
   Amount                                  Security                                               Value
-------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 0.9%

Consumer Goods -- 0.9%
 $1,750,000    Fine Host, 5.000% due 11/1/04 +....................................                1,260,000
  2,500,000    Sunbeam, zero coupon due 3/25/18...................................                  309,375
                                                                                               ------------
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost -- $1,804,797)................................................                1,569,375
                                                                                               ------------
               TOTAL LONG-TERM INVESTMENTS (Cost-- $40,954,031)...................              149,440,277
                                                                                               ------------

CORPORATE SHORT-TERM NOTES -- 18.7%

  6,182,000    American Express Credit Corp., 4.824% due 3/4/99...................                6,182,000
  4,369,000    Associates First Capital Corp., 4.824% due 3/3/99..................                4,369,000
  6,847,000    Chevron Oil Finance Corp., 4.814% due 3/1/99.......................                6,847,000
  8,882,000    Ford Motor Credit Corp., 4.854% due 3/5/99.........................                8,882,000
  8,160,000    General Electric Capital Corp., 4.794% due 3/2/99..................                8,160,000
                                                                                               ------------
               TOTAL CORPORATE SHORT-TERM NOTES (Cost -- $34,440,000).............               34,440,000
                                                                                               ------------
               TOTAL INVESTMENTS-- 100% (Cost -- $75,394,031**)...................             $183,880,277
                                                                                             ============

-------------
 * Non-income producing security.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C


Statement of Assets and Liabilities (unaudited)
February 28, 1999

ASSETS:

  Investments, at value (cost -- $40,954,031)........................................   $149,440,277
  Corporate short-term notes, at value (Cost -- $34,440,000).........................     34,440,000
  Cash...............................................................................            490
  Receivable for securities sold.....................................................        199,411
  Dividends and interest receivable..................................................        105,544
                                                                                        ------------
  Total Assets.......................................................................    184,185,722
                                                                                        ------------

LIABILITIES:

  Management fees payable............................................................        297,916
  Payable for Fund shares reacquired.................................................        159,681
  Accrued expenses...................................................................         24,653
                                                                                        ------------
  Total Liabilities..................................................................        482,250
                                                                                        ------------
Total Net Assets.....................................................................   $183,703,472
                                                                                        ============
NETASSETS:

  Common stock ($0.01 par value, authorized 15,000,000 shares;
  3,950,139 shares outstanding)......................................................   $     39,501
  Additional paid-in capital.........................................................     70,142,396
  Undistributed net investment income................................................        191,651
  Accumulated net realized gain on security transactions.............................      4,843,678
  Net unrealized appreciation on investments.........................................    108,486,246
                                                                                        ------------
Total Net Assets.....................................................................   $183,703,472
                                                                                        ============

Net Asset Value Per Share ($183,703,472 / 3,950,139 shares)..........................         $46.51
                                                                                             =======



                       See Notes to Financial Statements.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C


Statement of Operations (unaudited)
For the Six Months Ended February 28, 1999

INVESTMENT INCOME:

  Dividends..........................................................................     $ 1,163,797
  Interest...........................................................................         957,179
  Less: Foreign withholding tax......................................................         (32,509)
                                                                                          -----------
  Total Investment Income............................................................       2,088,467
                                                                                          -----------

EXPENSES:

  Management fees (Note 2)...........................................................         936,975
  Custodian..........................................................................          28,640
  Shareholder services...............................................................          23,270
  Audit and tax services.............................................................          21,480
  Shareholder communication fees.....................................................          18,795
  Legal..............................................................................          17,005
  Registration fees..................................................................           8,055
  Directors' fees (Note 2)...........................................................           3,580
  Other..............................................................................           7,160
                                                                                          -----------
  Total Expenses.....................................................................       1,064,960
                                                                                          -----------
Net Investment Income................................................................       1,023,507
                                                                                          -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):

  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales..............................................................      12,876,927
    Cost of securities sold..........................................................       4,590,053
                                                                                          -----------
  Net Realized Gain..................................................................       8,286,874
                                                                                          -----------
  Change in Net Unrealized Appreciation on Investments:
    Beginning of period..............................................................     101,396,990
    End of period....................................................................     108,486,246
                                                                                          -----------
  Increase in Net Unrealized Appreciation............................................       7,089,256
                                                                                          -----------
Net Gain on Investments..............................................................      15,376,130
                                                                                          -----------
Increase in Net Assets From Operations...............................................     $16,399,637
                                                                                          ===========


                       See Notes to Financial Statements.

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S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C



Statements of Changes in Net Assets

For the Six Months Ended February 28, 1999 (unaudited) and the Year Ended August 31, 1998

                                                                                 1999                1998
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income....................................                  $  1,023,507        $  1,720,273
  Net realized gain........................................                     8,286,874          15,568,652
  Increase (decrease) in net unrealized appreciation.......                     7,089,256         (22,723,931)
                                                                             ------------        ------------
  Increase (Decrease) in Net Assets From Operations........                    16,399,637          (5,435,006)
                                                                             ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................                    (1,859,709)         (1,444,133)
  Net realized gains.......................................                   (18,345,688)         (5,165,552)
                                                                             ------------        ------------
  Decrease in Net Assets From
    Distributions to Shareholders..........................                   (20,205,397)         (6,609,685)
                                                                             ------------        ------------

FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................                     1,645,618           5,372,304
  Net asset value of shares issued for
    reinvestment of distributions..........................                    16,435,062           5,244,472
  Cost of shares reacquired................................                    (7,840,594)         (9,798,741)
                                                                             ------------        ------------
  Increase in Net Assets From Fund Share Transactions......                    10,240,086             818,035
                                                                             ------------        ------------
Increase (Decrease) in Net Assets..........................                     6,434,326         (11,226,656)

NET ASSETS:
  Beginning of period......................................                   177,269,146         188,495,802
                                                                             ------------        ------------
  End of period*...........................................                  $183,703,472        $177,269,146
                                                                             ------------        ------------
                                                                             ------------        ------------
  *Includes undistributed net investment income of:........                      $191,651          $1,027,853
                                                                             ------------        ------------
                                                                             ------------        ------------


                       See Notes to Financial Statements.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C



Notes to Financial Statements (unaudited)

1.   Significant Accounting Policies

The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to achieve above average long-term capital appreciation. Current income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

           (a) Securities Valuation. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price. If no quotations are readily available (as may be the case for securities of limited marketability), such portfolio securities are valued at a fair value determined pursuant to procedures established by the Board of Directors. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value.

           (b) Federal Income Taxes. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

           (c) Dividends and Distributions. The Fund declares and pays dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are due primarily to deferral of wash sales and post-October losses. Permanent book/tax differences are reclassified within the capital accounts based on their Federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as tax return of capital.

           (d) Other. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest income is recognized when earned. Noncash dividend income is recorded based on market or fair value of property received. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

2.   Management Fee and Other Transactions

     The Fund retains Salomon Brothers Asset Management Inc ("SBAM"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Fund. SBAM furnishes the Fund with office space and pays the compensation of its officers. The management fee for these services is payable monthly at an annual rate of 1% of average daily net assets.

3.   Portfolio Activity

     During the six months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

     Purchases........................................        $  1,635,470
                                                              ============
     Sales............................................        $ 12,876,927
                                                              ============

     At February 28, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

     Gross unrealized appreciation...................         $110,273,740
     Gross unrealized depreciation...................           (1,787,494)
                                                              ------------
     Net unrealized depreciation.....................         $108,486,246
                                                              ============


4.   Shares of Capital Stock

     At February 28, 1999, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares for the portfolio were as follows:

                                                          Six Months Ended                      Year Ended
                                                          February 28, 1999                   August 31, 1998
                                                     ----------------------------       ---------------------------
                                                      Shares            Amount           Shares           Amount
                                                     --------         -----------       --------        -----------
Shares sold................................            33,428         $ 1,645,618         97,900        $ 5,372,304
Shares issued on reinvestment..............           333,965          16,435,062         98,645          5,244,472
Shares reacquired..........................          (159,989)         (7,840,594)      (176,190)        (9,798,741)
                                                     --------         -----------       --------        -----------
Net Increase...............................           207,404         $10,240,086         20,355        $   818,035
                                                     ========         ===========       ========        ===========

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C


Financial Highlights

Selected data per share of capital stock outstanding throughout each year ended August 31, except where noted:

                                            1999(1)     1998        1997        1996       1995        1994
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $47.36     $50.64      $37.89      $35.75     $31.47      $31.91
                                            ------     ------      ------      ------     ------      ------
Income (Loss) From Operations:
  Net investment income..........             0.24       0.46        0.43        0.60       0.45        0.42
  Net realized and unrealized gain (loss)     4.32      (1.95)      14.46        3.38       5.68        1.48
                                            ------     ------      ------      ------     ------      ------
Total Income (Loss) From Operations           4.56      (1.49)      14.89        3.98       6.13        1.90
                                            ------     ------      ------      ------     ------      ------
Less Distributions From:
  Net investment income..........            (0.47)     (0.39)      (0.62)      (0.48)     (0.37)      (0.64)
  Net realized gains.............            (4.94)     (1.40)      (1.52)      (1.36)     (1.48)      (1.70)
                                            ------     ------      ------      ------     ------      ------
Total Distributions..............            (5.41)     (1.79)      (2.14)      (1.84)     (1.85)      (2.34)
                                            ------     ------      ------      ------     ------      ------
Net Asset Value, End of Period...           $46.51     $47.36      $50.64      $37.89     $35.75      $31.47
                                            ======     ======      ======      ======     ======      ======
Total Return.....................              9.1%++    (3.3)%      40.5%       11.4%      21.1%        6.4%
Net Assets, End of Period (000s).         $183,703   $177,269    $188,496    $141,984   $131,237    $118,755
Ratios to Average Net Assets:
  Expenses.......................             1.14%+     1.12%       1.16%       1.18%      1.18%       1.22%
  Net investment income..........             1.09+      0.83        0.95        1.59       1.39        1.29
Portfolio Turnover Rate..........                1%         3%          4%          5%         8%         13%


(1) For the six months ended February 28, 1999 (unaudited).
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C


Directors

IRVING BRILLIANT
      President

B. ALEXANDER GAGUINE
      Consultant

ROSALIND A. KOCHMAN
      Administrator and counsel,
      Kochman Eye Surgical Facility

IRVING SONNENSCHEIN
      Partner of law firm of Sonnenschein,
      Sherman & Deutsch

Officers

IRVING BRILLIANT
      President and Portfolio Manager

LEWIS E. DAIDONE
      Executive Vice President and Treasurer

ANTHONY PACE
      Assistant Controller

CHRISTINA T. SYDOR
      Secretary



Salomon Brothers Opportunity Fund Inc

      7 World Trade Center
      New York, New York 10048
      1-888-777-0102, toll free

INVESTMENT MANAGER
      Salomon Brothers Asset Management Inc
      7 World Trade Center
      New York, New York 10048

DISTRIBUTOR
      CFBDS, Inc.
      21 Milk Street
      Boston, Massachusetts 02109-5408

CUSTODIAN
      PNC Bank N.A.
      200 Stevens Drive
      Lester, Pennsylvania 19113

DIVIDEND DISBURSING AND TRANSFER AGENT
      First Data Investor Services Group, Inc.
      53 State Street
      Boston, Massachusetts 02109-2873

LEGAL COUNSEL
      Simpson Thacher & Bartlett
      425 Lexington Avenue
      New York, New York 10017-3909

INDEPENDENT ACCOUNTANTS
      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036



-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Salomon Brothers Opportunity Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Brothers Asset Management
P.O. Box 5127
Westborough, MA 01581-5127

                              ---------------------
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                                  U.S. POSTAGE
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                                  PERMITNo. 105
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                                                                     OPSEMI 2/99